Share-Based Payments (Details) - Schedule of Disaggregates the Variable Compensation Payable to BHES - BHES JDA – Variable Share-Based Payments [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Share-Based Payments (Details) - Schedule of Disaggregates the Variable Compensation Payable to BHES [Line Items]
Performance Period End Date	January, 2027
Compensation Cost Incurred To Date	$ 21,167
Remaining Compensation Cost	6,178
Total Compensation Cost	$ 27,345